Deferred Charges, net (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($) Vessel
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 2,205,544	$ 3,231,461
Additions	5,261,785	1,556,902
Amortization	(1,400,875)	(1,363,517)
Transfer to Assets held for sale (Note 7(c))		(460,930)
Disposals		(758,372)
Balance at end of period	$ 6,066,454	$ 2,205,544
Dry Bulk Carrier Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	4	1